Stock-based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assertions (Detail) - Employee Stock Option [Member] - Successor [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	6 years	7 years 9 months 22 days
Volatility	22.24%	28.28%
Dividend Yield	0.00%	0.00%
Discount Rate	1.79%	2.21%
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		7 years 9 months 22 days	7 years 9 months 22 days
Volatility		28.28%	28.61%
Dividend Yield		0.00%	0.00%
Discount Rate		2.21%	2.13%